Financial liabilities at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability	€ 57	€ 17
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 9,574	€ 11,376